TAXATION (Tables)	12 Months Ended
Dec. 31, 2016
TAXATION [Abstract]
Schedule of Significant Components of Provision for Income Taxes on Earnings
	Years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Current:
PRC	13,537	8,562	4,881
Deferred:
PRC	(12,402)	(127,525)	1,030
Provision for income tax expenses (benefits)	1,135	(118,963)	5,911

Schedule of Principal Components of the Group's Deferred Tax Assets and Liabilities
	As of December 31
	2015	2016
	RMB	RMB
Deferred tax asset
Accrued expense	8,191	7,002
Allowance for doubtful accounts	73,475	73,907
Tax loss carried forward	436,586	445,263
Deferred advertising expense	13,579	11,519
Impairment of long-lived tangible assets	27,046	24,600
Others	5,384	4,273
	564,261	566,564
Valuation allowance	(530,358)	(536,838)
Deferred tax asset, net	33,903	29,726

Deferred tax liabilities
- Unrecognized valuation surplus and deficit -acquisition	77,825	77,825
- Unrecognized valuation surplus and deficit — Decrease due to amortization and impairment	(53,644)	(55,605)
- Unrealized profit of short-term investments	521	952
- Unrealized profit of foreign exchange transaction	1,019	-
Total deferred tax liabilities	25,721	23,172

Summary of amounts and expiration dates of operating loss carryforward
Amount
RMB
2017	560,016
2018	340,224
2019	120,788
2020	96,696
2021 and thereafter	663,329
Total	1,781,053

Schedule of Roll-forward of Valuation Allowance
	As of December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of the year	444,946	539,704	530,358
Allowance made during the year	128,002	30,873	6,480
Allowance resulting from the reconsolidation of previously deconsolidated entities	-	1,352	-
Reversals	(33,244)	(41,571)	-
Balance at end of the year	539,704	530,358	536,838

Schedule of Reconciliation Between Total Income Tax Expense and Amount Computed by Applying the Weighted Average Statutory Income Tax Rate to Income Before Income Taxes
	Years ended December 31,
	2014	2015	2016
	%	%	%
Weighted average statuary tax rate	25%	25%	25%
Tax effect of non-deductible expenses	(1)%	0%	(1)%
Tax effect of non-taxable income	0%	0%	1%
Tax effect of tax-exempt entities	(12)%	(9)%	(10)%
Tax effect of deemed profit	0%	0%	(1)%
Tax effect of disposed entity	0%	13%	0%
Tax penalty	(1)%	0%	(4)%
Changes in valuation allowance	(13)%	2%	(29)%
Effective tax rate	(2)%	31%	(19)%

Schedule of Reconciliation of Beginning and Ending Amount of Liabilities Associated with Uncertain Tax Positions
	As of December 31,
	2014	2015	2016
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	14,930	15,011	23,648
Increases related to current tax positions	565	4,948	1,675
Addition from the consolidation of previously deconsolidated subsidiaries	-	3,689	-
Decrease due to deconsolidation	(484)	-	-
Unrecognized tax benefits, end of year	15,011	23,648	25,323